Equity (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Preferred Stock - Authorized, Issued and Outstanding [Table Text Block]

Table 85: Preferred Stock - Authorized, Issued and Outstanding

	Liquidation
December 31	value per	Preferred Shares
Shares in thousands	share	2016	2015
Authorized
$1 par value		16,593	16,588
Issued and outstanding
Series B	$40	1	1
Series O	$100,000	10	10
Series P	$100,000	15	15
Series Q	$100,000	5	5
Series R	$100,000	5	5
Series S	$100,000	5
Total issued and outstanding		41	36

Terms Of Outstanding Preferred Stock [Table Text Block]

The following table discloses information related to the preferred stock outstanding as of December 31, 2016.

Table 86: Terms of Outstanding Preferred Stock
Fractional
Interest in a
share of
		Number of	preferred stock
		Depositary	represented by			Optional
Preferred	Issue	Shares	each Depositary		Annual Per Share	Redemption
Stock	Date	Issued	Share	Dividend Dates (a)	Dividend Rate	Date (b)
Series B (c)	(c)	N/A	N/A	Quarterly from March 10th	$1.80	None
Series O (d)	July 27, 2011	1 million	1/100th	Semi-annually beginning on February 1, 2012until August 1, 2021	6.75% until August 1, 2021	August 1, 2021
				Quarterly beginning on November 1, 2021	3 Mo. LIBOR plus 3.678% per annumbeginning on August 1, 2021
Series P (d)	April 24, 2012	60 million	1/4,000th	Quarterly beginning on August 1, 2012	6.125% until May 1, 2022	May 1, 2022
3 Mo. LIBOR plus 4.0675% per annumbeginning on May 1, 2022
Series Q (d)	September 21, 2012	18 million	1/4,000th	Quarterly beginning on December 1, 2012	5.375%	December 1, 2017
	October 9, 2012	1.2 million
Series R (d)	May 7, 2013	500,000	1/100th	Semi-annually beginning on December 1, 2013 until June 1, 2023	4.85% until June 1, 2023	June 1, 2023
				Quarterly beginning on September 1, 2023	3 Mo. LIBOR plus 3.04% per annumbeginning June 1, 2023
Series S (d)	November 1, 2016	525,000	1/100th	Semi-annually beginning on May 1, 2017until November 1, 2026	5.00% until November 1, 2026	November 1, 2026
				Quarterly beginning on February 1, 2027	3 Mo. LIBOR plus 3.30% per annumbeginning November 1, 2026
(a)				Dividends are payable when, as, and if declared by our Board of Directors or an authorized committee of our Board of Directors.
(b)				Redeemable at our option on or after the date stated. With the exception of the Series B preferred stock, redeemable at our option within 90 days of a regulatory capital treatment event as defined in the designations.
(c)				Cumulative preferred stock. Holders of Series B preferred stock are entitled to 8 votes per share, which is equal to the number of full shares of common stock into which the Series B preferred stock is convertible. The Series B preferred stock was issued in connection with the consolidation of Pittsburgh National Corporation and Provident National Corporation in 1983.
(d)				Non-Cumulative preferred stock.

Summary Of Replacement Capital Covenants Of Perpetual Trust Securities [Table Text Block]
Table 87: Summary of Replacement Capital Covenants of Perpetual Trust Securities

Replacement Capital Covenant (RCC) (a)	Trust	Description of Capital Covenants
Trust I RCC	Trust I	Neither we nor our subsidiaries (other than PNC Bank and its subsidiaries) would purchase the Trust Securities, the LLC Preferred Securities or the PNC Bank Preferred Stock unless such repurchases or redemptions are made from proceeds of the issuance of certain qualified securities and pursuant to the other terms and conditions set forth in the Trust I RCC.

Trust II RCC	Trust II	Until March 29, 2017, neither we nor our subsidiaries would purchase or redeem the Trust II Securities, the LLC Preferred Securities or the Series I Preferred Stock unless such repurchases or redemptions are made from proceeds of the issuance of certain qualified securities and pursuant to the other terms and conditions set forth in the Trust II RCC.
(a)		As of December 31, 2016, each of the Trust I RCC and the Trust II RCC are for the benefit of PNC Capital Trust C as the sole holder of $200 million of junior subordinated debentures issued in June 1998. See Note 10 Borrowed Funds for additional information regarding these debentures.

Summary Of Contractual Commitments Of Perpetual Trust Securities [Table Text Block]
Table 88: Summary of Contractual Commitments of Perpetual Trust Securities

Trust	Description of Restrictions on Dividend Payments (a)
Trust I (b)	If full dividends are not paid in a dividend period, neither PNC Bank nor its subsidiaries will declare or pay dividends or other distributions with respect to, or redeem, purchase or acquire or make a liquidation payment with respect to, any of its equity capital securities during the next succeeding period (other than to holders of the LLC Preferred Securities and any parity equity securities issued by the LLC). (c)

Trust II (d)	If full dividends are not paid in a dividend period, PNC will not declare or pay dividends with respect to, or redeem, purchase or acquire, any of its equity capital securities during the next succeeding dividend period. (e)
(a)	Applies to the applicable Trust Securities and the LLC Preferred Securities.
(b)	Contractual commitments made by PNC Bank.
(c)	Except: (i) in the case of dividends payable to subsidiaries of PNC Bank, to PNC Bank or another wholly-owned subsidiary of PNC Bank or (ii) in the case of dividends payable to persons that are not subsidiaries of PNC Bank, to such persons only if, (A) in the case of a cash dividend, PNC has first irrevocably committed to contribute amounts at least equal to such cash dividend or (B) in the case of in-kind dividends payable by PNC REIT Corp., PNC has committed to purchase such in-kind dividend from the applicable PNC REIT Corp. holders in exchange for a cash payment representing the market value of such in-kind dividend, and PNC has committed to contribute such in-kind dividend to PNC Bank.
(d)	Contractual commitments made by PNC.
(e)	Except for: (i) purchases, redemptions or other acquisitions of shares of capital stock of PNC in connection with any employment contract, benefit plan or other similar arrangement with or for the benefit of employees, officers, directors or consultants, (ii) purchases of shares of common stock of PNC pursuant to a contractually binding requirement to buy stock existing prior to the commencement of the extension period, including under a contractually binding stock repurchase plan, (iii) any dividend in connection with the implementation of a shareholders' rights plan, or the redemption or repurchase of any rights under any such plan, (iv) as a result of any exchange or conversion of any class or series of PNC's capital stock for any other class or series of PNC's capital stock, (v) the purchase of fractional interests in shares of PNC capital stock pursuant to the conversion or exchange provisions of such stock or the security being converted or exchanged or (vi) any stock dividends paid by PNC where the dividend stock is the same stock as that on which the dividend is being paid.